Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Series A Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Treasury Stock [Member] USD ($)	Common Stock Shares Outstanding [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] Series A Preferred Stock [Member] USD ($)	Retained Earnings [Member] Series B Preferred Stock [Member] USD ($)	Total Stockholders' Equity [Member] USD ($)	Total Stockholders' Equity [Member] Series A Preferred Stock [Member] USD ($)	Total Stockholders' Equity [Member] Series B Preferred Stock [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Beginning Balance, Value at Dec. 31, 2010				$ 565	$ 119
Beginning Balance, Shares at Dec. 31, 2010				7,300,000	595,263,474
Cash dividends:
Retirement of common stock in treasury, Shares					70,000,000
Ending Balance, Value at Mar. 31, 2011
Beginning Balance, Value at Dec. 31, 2010	5,012			565	119	(1,876)		5,940	(45)	309			5,012
Beginning Balance, Shares at Dec. 31, 2010				7,300,000	595,263,474	(68,319,589)	526,943,885
Comprehensive income:
Net income	632									633			633			(1)
Other comprehensive income, net of tax	31								31				31
Total comprehensive income	663												664			(1)
Cash dividends:
Common stock	(154)									(154)			(154)
Preferred stock		(12)	(6)								(12)	(6)		(12)	(6)
Issuance of common shares	41				1			40					41
Issuance of common shares, Shares	3,886,217				3,886,217		3,886,217
Retirement of common stock in treasury					(14)	1,904		(1,890)
Retirement of common stock in treasury, Shares					(70,074,369)	70,074,369
Tax benefit related to employee stock-based compensation plans	(10)							(10)					(10)
Stock-based compensation expense	56							56					56
Common stock repurchased	(300)					(300)							(300)
Common stock repurchased, Shares	(19,000,000)				(19,054,115)	(19,054,115)	(19,054,115)
Shares repurchased related to employee stock-based compensation plans	(48)					(48)							(48)
Shares repurchased related to employee stock-based compensation plans, Shares	(3,024,662)					(3,024,662)	(3,024,662)
Acquisition of noncontrolling interest	9															9
Ending Balance, Value at Dec. 31, 2011	5,251			565	106	(320)		4,136	(14)	770			5,243			8
Ending Balance, Shares at Dec. 31, 2011				7,300,000	529,075,322	(20,323,997)	508,751,325
Comprehensive income:
Net income	937									939			939			(2)
Other comprehensive income, net of tax	8								8				8
Total comprehensive income	945												947			(2)
Cash dividends:
Common stock	(237)									(237)			(237)
Preferred stock		(11)	(9)								(11)	(9)		(11)	(9)
Dividend equivalent units related to employee stock-based compensation plans	(1)									(1)			(1)
Issuance of common shares	61				1			60					61
Issuance of common shares, Shares	6,432,643				6,432,643		6,432,643
Tax benefit related to employee stock-based compensation plans	(6)							(6)					(6)
Stock-based compensation expense	47							47					47
Common stock repurchased	(900)					(900)							(900)
Common stock repurchased, Shares	(58,000,000)				(58,038,239)	(58,038,239)	(58,038,239)
Shares repurchased related to employee stock-based compensation plans	(74)					(74)							(74)
Shares repurchased related to employee stock-based compensation plans, Shares	(4,547,785)					(4,547,785)	(4,547,785)
Ending Balance, Value at Dec. 31, 2012	5,066			565	107	(1,294)		4,237	(6)	1,451			5,060			6
Ending Balance, Shares at Dec. 31, 2012				7,300,000	535,507,965	(82,910,021)	452,597,944
Comprehensive income:
Net income	1,417									1,418			1,418			(1)
Other comprehensive income, net of tax	19								19				19
Total comprehensive income	1,436												1,437			(1)
Cash dividends:
Common stock	(264)									(264)			(264)
Preferred stock		(12)	(8)								(12)	(8)		(12)	(8)
Dividend equivalent units related to employee stock-based compensation plans	(1)									(1)			(1)
Issuance of common shares	107				2			105					107
Issuance of common shares, Shares	9,702,976			0	9,702,976		9,702,976
Tax benefit related to employee stock-based compensation plans	10							10					10
Stock-based compensation expense	47							47					47
Common stock repurchased	(600)					(600)							(600)
Common stock repurchased, Shares	(27,000,000)				(26,987,043)	(26,987,043)	(26,987,043)
Shares repurchased related to employee stock-based compensation plans	(139)					(139)							(139)
Shares repurchased related to employee stock-based compensation plans, Shares	(6,365,002)					(6,365,002)	(6,365,002)
Ending Balance, Value at Dec. 31, 2013	$ 5,642			$ 565	$ 109	$ (2,033)		$ 4,399	$ 13	$ 2,584			$ 5,637			$ 5
Ending Balance, Shares at Dec. 31, 2013				7,300,000	545,210,941	(116,262,066)	428,948,875